Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Dividends Paid

DIVIDENDS	2016	2015	2014
Cash dividend paid per share	$2.30	$2.22	$2.12
Cash dividend declared per share	$2.32	$2.24	$2.14

Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)/ ENDING BALANCE1)	2016	2015	2014
Cumulative translation adjustments	$(493.5)	$(345.9)	$(155.1)
Net gain of cash flow hedge derivatives	8.1	0.2	—
Net pension liability	(80.1)	(63.0)	(97.9)
Purchase of subsidiary shares from non-controlling interest	—	0.2	—

Total (ending balance)	$(565.5)	$(408.5)	$(253.0)

Deferred taxes on the pension liability	$35.3	$29.8	$43.4

1)	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.

Share Repurchase Program

SHARES	2016	2015	2014
Shares repurchased (shares in millions)	—	0.9	6.2
Cash paid for shares	$—	$104.4	$616.0